A R I S T O N
------------------------------------------------------------------------------
                                         Ariston Capital Management Corporation
                                         40 Lake Bellevue Drive Suite 220
                                         Bellevue, Washington 98005
                                         Telephone (425) 454-1600
                                         Fax (425) 455-2534
Dear Fellow Shareholder:

We are pleased to present to you our Fund's semiannual report for mid-year 2000. Listed below are some comparative total return performance measurements for the periods ended June 30, 2000:

                                                 6 Months              1 Year
                                                 --------              ------

Ariston Convertible Securities Fund               -2.60%               +62.63%
Lipper Convertible Fund Average                   +6.30%               +25.73%
Standard & Poor's 500 Stock Index (unmanaged)     -0.42%                +7.24%
Russell 2000 Stock Index (unmanaged)              +3.03%               +14.32%
Lehman Gov./Corp. Bond Index (unmanaged)          +4.16%                +4.28%

Sources: Lipper Analytical Services, Inc. and Wiesenberger, a Thompson Financial Company


Comparison of change in value of a $10,000 investment in the Ariston Convertible Securities Fund, the unmanaged Russell 2000 Stock Index and the unmanaged
Lehman Brothers Government/Corporate Bond Index

                        Ariston Convertible   Lehman Brothers     Russell 2000
                          Securities Fund   Govt/Corp Bond Index   Stock Index
                        ------------------- --------------------  ------------

1989  First Quarter
      Second Quarter
      Third Quarter
      Fourth Quarter          $10,000             $10,000            $10,000
1990  First Quarter           $10,083             $ 9,886            $ 9,779
      Second Quarter          $10,656             $10,241            $10,155
      Third Quarter           $ 9,192             $10,302            $ 7,663
      Fourth Quarter          $ 9,662             $10,827            $ 8,049
1991  First Quarter           $11,500             $11,118            $10,443
      Second Quarter          $11,866             $11,285            $10,281
      Third Quarter           $12,785             $11,932            $11,120
      Fourth Quarter          $14,015             $12,568            $11,756
1992  First Quarter           $13,821             $12,380            $12,638
      Second Quarter          $13,119             $12,881            $11,776
      Third Quarter           $14,065             $13,511            $12,113
      Fourth Quarter          $15,812             $13,521            $13,922
1993  First Quarter           $16,351             $14,151            $14,515
      Second Quarter          $15,272             $14,577            $14,831
      Third Quarter           $16,387             $15,061            $16,128
      Fourth Quarter          $16,846             $15,017            $16,552
1994  First Quarter           $16,236             $14,544            $16,111
      Second Quarter          $15,926             $14,364            $15,483
      Third Quarter           $16,604             $14,435            $16,558
      Fourth Quarter          $17,066             $14,489            $16,250
1995  First Quarter           $17,656             $15,210            $16,999
      Second Quarter          $17,946             $16,198            $18,592
      Third Quarter           $19,365             $16,507            $20,428
      Fourth Quarter          $20,245             $17,276            $20,872
1996  First Quarter           $21,342             $16,872            $21,936
      Second Quarter          $20,821             $16,951            $23,033
      Third Quarter           $21,846             $17,250            $23,111
      Fourth Quarter          $21,234             $17,777            $24,313
1997  First Quarter           $20,176             $17,624            $23,056
      Second Quarter          $22,245             $18,266            $26,793
      Third Quarter           $24,146             $18,905            $30,780
      Fourth Quarter          $24,028             $19,512            $29,749
1998  First Quarter           $26,051             $19,809            $32,739
      Second Quarter          $25,319             $20,328            $31,210
      Third Quarter           $21,258             $21,334            $24,924
      Fourth Quarter          $24,532             $21,364            $28,990
1999  First Quarter           $24,691             $21,107            $27,415
      Second Quarter          $28,987             $20,877            $31,678
      Third Quarter           $28,509             $20,986            $29,676
      Fourth Quarter          $47,741             $20,900            $35,057
2000  First Quarter           $52,363             $21,458            $37,538
      Second Quarter          $46,498             $21,769            $36,119



                              [OBJECT OMITTED]

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED RUSSELL 2000 STOCK INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. RESULTS FOR THE FUND, THE RUSSELL 2000 STOCK INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN AT THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL STANDARD
                                       TOTAL RETURNS FOR THE

                                         YEAR ENDED 6/30/00

-------------------------------------------------------------------------
FUND/INDEX                 1 YEAR     5 YEAR                  10 YEAR
-------------------------------------------------------------------------
ARISTON CONVERTIBLE

SECURITIES FUND            60.41%     20.97%                  15.87%
-------------------------------------------------------------------------
LEHMAN GOV/CORP

BOND INDEX                  4.28%      6.09%                   7.83%
-------------------------------------------------------------------------
RUSSELL 2000

STOCK INDEX                14.32%     14.20%                  13.53%
-------------------------------------------------------------------------


60.41%, 20.97% AND 15.87% ARE THE ONE, FIVE AND TEN YEAR AVERAGE ANNUAL STANDARD TOTAL RETURNS, RESPECTIVELY, FOR THE SIX MONTHS ENDED JUNE 30, 2000. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN AT ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Our Fund was the top performing convertible securities fund for the one-year period according to Lipper Analytical Services, Inc.

During the first six months of this year, our Fund has been buffeted by the larger trends in the financial markets. Growth stocks, in particular, continued their 1999 bullish run into March and then became gripped in a corrective, bearish retrenchment process that bottomed out in May. NASDAQ, in particular, has exhibited gut wrenching volatility. Its percentage sell-off was roughly equal to the 1987 crash period and was worse than either the 1990 or the 1998 panics. Taking a longer-term perspective of the outsized gains for NASDAQ this year, this correction can be put into some context. Such outbreaks of panic selling, while painful in the near-term, actually rejuvenate the bullish investment cycle in the long-term by purging stock market excesses.

Our view is that the worst has passed, and the markets will be backing and filling for several more weeks or months. Another bullish advance beginning before year-end will follow this period.

We continue to seek out and invest in dynamic profitable growth companies in ascendant industries. These companies all have unique growth franchises that are difficult, if not impossible, to duplicate and that have substantial barriers to entry for competitors. Through the use of convertible securities, we can dampen some of the downside volatility associated with growth stock investing.

We appreciate your continued support and confidence, and we will continue to work hard for our Fund's investment success.

We always welcome the opportunity to discuss any questions you may have about your investment.

Sincerely,




Richard B. Russell, President
July 2000

ARISTON CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000
(UNAUDITED)
                                                                  PRINCIPAL
CONVERTIBLE BONDS - 60.6%                                          AMOUNT                         VALUE

BIOTECHNOLOGY - 8.8%
Genentech, Inc. (Roche Holdings),
    0.00%, 1/19/2015 (b)(d)                                         1,200,000                    $ 1,092,000
Genzyme General Corp.,
   5.25%, 6/1/2005                                                    595,000                        974,312
                                                                                            -----------------
                                                                                                   2,066,312
                                                                                            -----------------
COMPUTER SERVICES - ENTERPRISE - 5.1%
Veritas Software Corp.,
   1.856%, 8/13/2006                                                  380,000                      1,197,475
                                                                                            -----------------
COMPUTER SERVICES / DATA PROCESSING - 2.4%
Automatic Data Processing Services, Inc.,
    0.00%, 2/20/2012 (b)                                              400,000                        563,500
                                                                                            -----------------
COMPUTER SOFTWARE/APPLICATIONS - 4.4%
Rational Software Corp.,
   5.00%, 2/1/2007 (d)                                                700,000                      1,029,875
                                                                                            -----------------
COMPUTER SOFTWARE/INTERNET - 5.4% BEA Systems, Inc.,
   4.00%, 12/15/2006 (d)                                              800,000                      1,268,000
                                                                                            -----------------
COMPUTER SOFTWARE/STORAGE - 3.5% i2 Technologies, Inc.,
   5.25%, 12/15/2006                                                  540,000                        831,600
                                                                                            -----------------
ELECTRONIC MANUFACTURING SERVICES - 8.0%
Sanmina Corp.,
   4.25%, 5/01/2004                                                   550,000                      1,100,000
SCI Systems, Inc.,
   3.00%, 3/15/2007                                                   800,000                        789,000
                                                                                            -----------------
                                                                                                   1,889,000
                                                                                            -----------------
PHARMACEUTICALS - 3.9%
Elan (Athena Neurosciences) PLC,
   4.75%, 11/15/2004                                                  650,000                        914,063
                                                                                            -----------------
SEMICONDUCTORS - 10.6%
Conexant Systems, Inc.,
   4.25%, 5/1/2006                                                    310,000                        683,550
Intel (Level One Communications) Corp.,
   4.00%, 9/1/2004                                                    210,000                        906,244
LSI Logic Corp.,
   4.00%, 2/15/2005                                                   850,000                        904,188
                                                                                            -----------------
                                                                                                   2,493,982
                                                                                            -----------------
ARISTON CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000 - CONTINUED
(UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT                         VALUE

TELECOMMUNICATIONS EQUIPMENT - 4.2%
Alcatel DSC Communications Corp.,
    7.00%, 8/1/2004                                                   865,000                      $ 990,425
                                                                                            -----------------
WIRELESS NETWORKING - 4.3%
Wind River Systems, Inc.,
   5.00%,8/1/2002                                                     775,000                      1,005,562
                                                                                            -----------------
TOTAL CONVERTIBLE BONDS
   (Cost $11,495,547)                                                                             14,249,794
                                                                                            -----------------

CONVERTIBLE PREFERRED STOCKS - 3.8%                                SHARES                        VALUE

TELECOMMUNICATIONS SERVICES - 3.8%
Global Crossing Ltd., 6.375% (Cost $1,000,000)                          4,000                        883,500
                                                                                            -----------------
COMMON STOCKS - 27.3%

BIOTECHNOLOGY - 2.2%
Chiron Corp. (a)                                                       10,703                        508,393
                                                                                            -----------------
COMPUTER EQUIPMENT STORAGE - 4.5%
EMC Corp. (a)                                                          13,838                      1,050,823
                                                                                            -----------------
RETAIL STORES / BUILDING PRODUCTS - 2.7%
Home Depot, Inc.                                                       13,018                        646,832
                                                                                            -----------------
SEMICONDUCTORS - 13.0%
Analog Devices Corp. (a)                                               40,000                      3,047,500
                                                                                            -----------------
TELECOMMUNICATIONS EQUIPMENT/WIRELESS - 4.9%
Qualcomm, Inc. (a)                                                     19,269                      1,156,140
                                                                                            -----------------
TOTAL COMMON STOCKS
   (Cost $1,800,294)                                                                             $ 6,409,688
                                                                                            -----------------

ARISTON CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000 - CONTINUED
(UNAUDITED)

                                                                 PRINCIPAL
                                                                   AMOUNT                        VALUE

Money Market Securities - 7.7%
Firstar Treasury Fund, 5.44% (c) (Cost $1,814,782)                  1,814,782                    $ 1,814,782
                                                                                            -----------------

TOTAL INVESTMENT - 99.4%
   (Cost $16,110,623)                                                                             23,357,764
                                                                                            -----------------
OTHER ASSETS LESS LIABILITIES - 0.6%                                                                 129,682
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                       $ 23,487,446
                                                                                            =================

(a) Non-income producing
(b) Zero Coupon Bond
(c) Variable rate security; the coupon rate shown represents the rate at June 30, 2000.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000 the value of these securities amounted to $3,389,875 or 14.40% of net assets.

ARISTON CONVERTIBLE SECURITIES FUND                                                      JUNE 30, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS
Investment in securities (cost $16,110,623)                                               $ 23,357,764
Dividends receivable                                                                            17,539
Interest receivable                                                                            110,643
Receivable for fund shares sold                                                                130,050
                                                                                     ------------------
   TOTAL ASSETS                                                                             23,615,996

LIABILITIES
Payable to custodian bank                                                  33,895
Accrued investment advisory fee                                            45,148
Payable for fund shares redeemed                                           49,388
Other payables and accrued expenses                                           119
                                                                 -----------------
   TOTAL LIABILITIES                                                                           128,550
                                                                                     ------------------

 NET ASSETS                                                                               $ 23,487,446
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                             15,949,014
Accumulated net investment loss                                                               (193,739)
Accumulated net realized gain on investments                                                   485,030
Net unrealized appreciation on investments                                                   7,247,141
                                                                                     ------------------

NET ASSETS, for 964,710 shares                                                            $ 23,487,446
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($23,487,466/ 964,710)                           $ 24.35
                                                                                     ==================

ARISTON CONVERTIBLE SECURITIES FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
Dividend income                                                                                 $ 53,441
Accretion of discount                                                                             16,360
Interest income                                                                                  180,020
Amortization of premium                                                                         (209,746)
                                                                                          ---------------
TOTAL INCOME                                                                                      40,075


EXPENSES
Investment advisory fee                                                       $ 232,046
Trustee Fees                                                                      1,768
                                                                      ------------------
Total operating expenses                                                                         233,814
                                                                                          ---------------
NET INVESTMENT LOSS                                                                             (193,739)
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      617,857
Change in net unrealized appreciation (depreciation)
   on investment securities                                                  (1,773,506)
                                                                      ------------------
Net loss on investment securities                                                             (1,155,649)
                                                                                          ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $(1,349,388)
                                                                                          ===============

ARISTON CONVERTIBLE SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS                YEAR
                                                                                     ENDED                 ENDED
                                                                                 JUNE 30, 2000          DECEMBER 31,
                                                                                  (UNAUDITED)               1999

                                                                               ------------------     -----------------
Increase (Decrease) in Net Assets
OPERATIONS
   Net investment loss                                                                $ (193,739)            $ (58,599)
   Net realized gain on investment securities                                            617,857             2,712,344
   Change in net unrealized appreciation (depreciation)                               (1,773,506)            5,198,325
                                                                               ------------------     -----------------
   Net increase (decrease) in net assets resulting from operations                    (1,349,388)            7,852,070
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                                                   (172)           (2,573,485)
                                                                               ------------------     -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                   14,131,053             3,785,062
   Shares issued in reinvestment of distributions                                            172             2,474,563
   Shares redeemed                                                                    (5,254,139)           (5,963,596)
                                                                               ------------------     -----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                             8,877,086               296,029
                                                                               ------------------     -----------------
   TOTAL INCREASE IN NET ASSETS                                                        7,527,526             5,574,614

Net Assets
   Beginning of period                                                                15,959,920            10,385,306
                                                                               ------------------     -----------------
   End of period [including accumulated undistributed net
      investment income (loss) of $(193,739) and $0, respectively]                  $ 23,487,446          $ 15,959,920
                                                                               ==================     =================

ARISTON CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS


                                             SIX MONTHS ENDED                     YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2000    ----------   ---------   ---------   --------    --------
                                              UNAUDITED) (A)     1999 (A)      1998        1997       1996        1995
                                             ---------------   ----------   ---------   ---------   --------    --------
Selected Per Share Data
Net asset value, beginning of period              $ 25.00        $ 15.36     $ 15.08     $ 13.66    $ 13.66     $ 11.84
                                                 ----------    ----------   ---------   ---------   --------    --------

Income from investment operations:
   Net investment income (loss)                     (0.24)         (0.11)       0.00        0.11       0.11        0.15
   Net realized and unrealized gain (loss)
      on investments                                (0.41)         14.49        0.31        1.68       0.55        2.04
                                                 ----------    ----------   ---------   ----------  --------    ---------
Total from investment operations                    (0.65)         14.38        0.31        1.79       0.66        2.19
                                                 ----------    ----------   ---------   ----------  --------    ---------
Less distributions:
   Distributions from net investment income          0.00           0.00        0.00       (0.11)     (0.11)      (0.15)
   Distributions from net realized gains             0.00          (4.74)      (0.03)      (0.26)     (0.55)      (0.22)
                                                 ----------    ----------   ---------   ----------  --------    ---------
Total distributions                                  0.00          (4.74)      (0.03)      (0.37)     (0.66)      (0.37)
                                                 ----------    ----------   ---------   ----------  --------    ---------
Net asset value, end of period                    $ 24.35        $ 25.00     $ 15.36     $ 15.08    $ 13.66     $ 13.66
                                                 ==========    ==========   =========   ==========  ========    =========


TOTAL RETURN                                        (2.60)%(b)     94.61%       2.09%      13.16%      4.89%      18.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                    $23,487        $15,960     $10,385     $10,345    $11,208     $11,641
Ratio of expenses to average net assets              2.25% (c)      2.10%       2.32%       2.38%      2.39%       2.52%
Ratio of net investment income to
   average net assets                               (1.86)%(c)     (0.59)%     (0.13)%      0.79%      0.77%       1.24%
Portfolio turnover rate                             31.41% (c)     32.89%      27.79%      30.47%     18.45%      11.23%

(a)  See note 1
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

ARISTON INTERNET CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000
(UNAUDITED)
                                                                                    PRINCIPAL
CONVERTIBLE BONDS - 81.0%                                  AMOUNT                     VALUE

COMMERCIAL SERVICES - 10.0%
Checkfree Holdings Corp.,
    6.50%, 12/01/2006 (c)                                    30,000                    $ 28,950
Getty Images, Inc.,
    5.00%, 03/15/2007 (c)                                    40,000                      33,850
                                                                                 ---------------
                                                                                         62,800
                                                                                 ---------------
COMPUTER SOFTWARE / APPLICATIONS - 5.8%
Rational Software Corp.,
    5.00%, 02/01/2007 (c)                                    25,000                      36,781
                                                                                 ---------------
COMPUTER SOFTWARE / INTERNET - 8.7%
BEA Systems, Inc.,
    4.00%, 12/15/2006 (c)                                    20,000                      31,700
i2 Technologies, Inc.,
    5.25%, 12/15/2006                                        15,000                      23,100
                                                                                 ---------------
                                                                                         54,800
                                                                                 ---------------
COMPUTER SOFTWARE / STORAGE - 5.0%
Veritas Software Corp.,
   1.856%, 08/13/2006                                        10,000                      31,513
                                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES - 6.4%
Sanmina Corp.,
   4.25%, 05/01/2004                                         20,000                      40,000
                                                                                 ---------------
NETWORKING EQUIPMENT / BROADBAND - 11.7%
Juniper Networks, Inc.,
    4.75%, 03/15/2007                                        30,000                      33,375
Redback Networks, Inc.,
    5.00%, 04/01/2007 (c)                                    35,000                      39,944
                                                                                 ---------------
                                                                                         73,319
                                                                                 ---------------
SEMICONDUCTORS - 24.7%
Burr Brown Corp.,
    4.25%, 02/15/2007 (c)                                    15,000                      25,481
Conexant Systems, Inc.,
    4.25%, 05/01/2006                                        10,000                      22,050
Intel Corp. (Level One Communications),
    4.00%, 09/01/2004                                        10,000                      43,155
TriQuint Semiconductor, Inc.,
    4.00%, 03/01/2007 (c)                                    35,000                      32,112
Vitesse Semiconductor Corp.,
    4.00%, 03/15/2005 (c)                                    35,000                      32,725
                                                                                 ---------------
                                                                                        155,523
                                                                                 ---------------
TELECOMMUNICATIONS EQUIPMENT - 4.6%
Alcatel ADR (DSC Communications Corp.),
    7.00%, 08/01/2004                                        25,000                      28,625
                                                                                 ---------------
WIRELESS NETWORKING - 4.1%
Wind River Systems, Inc.,
    5.00%, 08/01/2002                                        20,000                      25,950
                                                                                 ---------------
TOTAL CONVERTIBLE BONDS
    (Cost $493,386)                                                                     509,311
                                                                                 ---------------


ARISTON INTERNET CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED) - CONTINUED

CONVERTIBLE PREFERRED STOCKS - 9.0%                        SHARES                    VALUE

INTERNET SERVICE PROVIDER - 4.6%
PSINet, Inc., Series C                                          600                    $ 29,100
                                                                                 ---------------
TELECOMMUNICATIONS SERVICES - 4.4%
Global Crossing Ltd., 6.75%                                     125                      27,610
                                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS
    (Cost $63,575)                                                                       56,710
                                                                                 ---------------

COMMON STOCKS - 8.6%

COMPUTER EQUIPMENT / STORAGE - 8.6%
EMC Corp. (a) (Cost $50,349)                                    714                      54,220
                                                                                 ---------------


                                                                                  PRINCIPAL
                                                          AMOUNT                     VALUE

Money Market Securities - 0.7%
Firstar Treasury Fund, 5.44% (b) (Cost $4,300)                4,300                       4,300
                                                                                 ---------------
TOTAL INVESTMENTS - 99.3%
    (Cost $611,610)                                                                     624,541
                                                                                 ---------------
OTHER ASSETS LESS LIABILITIES - 0.7%                                                      4,325
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                             $ 628,866
                                                                                 ===============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2000.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $261,543 or 41.6% of net assets.

ARISTON INTERNET CONVERTIBLE FUND                                                        JUNE 30, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)


ASSETS
Investment in securities (cost $611,610)                                                     $ 624,541
Interest receivable                                                                              5,632
                                                                                     ------------------
   TOTAL ASSETS                                                                                630,173

LIABILITIES
Accrued investment advisory fee payable                                     1,049
Accrued 12b-1 fees Premier Shares (see note 3)                                 46
Other payables and accrued expenses                                            28
Payable to custodian bank                                                     184
                                                                 -----------------
   TOTAL LIABILITIES                                                                             1,307
                                                                                     ------------------

 NET ASSETS                                                                                  $ 628,866
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                                644,859
Accumulated undistributed net investment loss                                                   (2,416)
Accumulated undistributed net realized loss on investments                                     (26,508)
Net unrealized appreciation on investments                                                      12,931
                                                                                     ------------------

NET ASSETS                                                                                   $ 628,866
                                                                                     ==================

NET ASSET VALUE

ELITE SHARES
Net Asset Value and
Offering price and redemption price per share ($533,105 / 56,205 )                              $ 9.49
                                                                                     ==================

PREMIER SHARES

Net Asset Value and
Redemption price per share ($95,761 / 10,133)                                                   $ 9.45
                                                                                     ==================

Maximum offering price per share ($9.45 / 0.96)                                                 $ 9.84
                                                                                     ==================

ARISTON INTERNET CONVERTIBLE FUND
STATEMENT OF OPERATIONS FOR THE PERIOD MAY 1, 2000
  (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
Dividend Income                                                                                    $ 533
Accretion of Discount                                                                                363
Amortization of Premium                                                                           (3,860)
Interest Income                                                                                    2,423
                                                                                          ---------------
TOTAL INCOME                                                                                        (541)


EXPENSES
Investment advisory fee                                                         $ 1,829
12b-1 fees Premier Shares (see note 3)                                               46
                                                                      ------------------
Total operating expenses                                                                           1,875
                                                                                          ---------------
NET INVESTMENT LOSS                                                                               (2,416)
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                                      (26,508)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      12,931
                                                                      ------------------
Net loss on investment securities                                                                (13,577)
                                                                                          ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ (15,993)
                                                                                          ===============

ARISTON INTERNET CONVERTIBLE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                       PERIOD
                                                                                       ENDED
                                                                                   JUNE 30, 2000
                                                                                  (UNAUDITED) (A)
                                                                                  -----------------
Increase (Decrease) in Net Assets

OPERATIONS
   Net investment loss                                                                    $ (2,416)
   Net realized loss on investment securities                                              (26,508)
   Change in net unrealized appreciation                                                    12,931
                                                                                  -----------------
   Net decrease in net assets resulting from operations                                    (15,993)

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
   From net realized gain:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
                                                                                  -----------------
   Total distributions                                                                           0
                                                                                  -----------------
SHARE TRANSACTIONS Net proceeds from sale of shares:
       Elite Shares                                                                        546,293
       Premier Shares                                                                       98,566
   Shares issued in reinvestment of distributions:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
   Shares redeemed:
       Elite Shares                                                                              0
       Premier Shares                                                                            0
                                                                                  -----------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                                 644,859
                                                                                  -----------------
   TOTAL INCREASE IN NET ASSETS                                                            628,866

Net Assets
   Beginning of period                                                                           0
                                                                                  -----------------
   End of period [including accumulated undistributed
      net investment loss of $2,416]                                                     $ 628,866
                                                                                  =================


(a) May 1, 2000 (commencement of operations) through June 30, 2000

ARISTON INTERNET CONVERTIBLE FUND
FINANCIAL HIGHLIGHTS
ELITE SHARES

                                                          PERIOD ENDED
                                                          JUNE 30, 2000
                                                         (UNAUDITED) (A)
                                                         --------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                           $ 10.00
                                                         --------------
Income from investment operations:
   Net investment loss                                           (0.05)
   Net realized and unrealized gain (loss)
      on investments                                             (0.46)
                                                         --------------
Total from investment operations                                 (0.51)
                                                         --------------
Less distributions:
   Distributions from net investment income                       0.00
   Distributions from net realized gains                          0.00
                                                         --------------
Total distributions                                               0.00
                                                         --------------
Net asset value, end of period                                  $ 9.49
                                                         ==============

TOTAL RETURN                                                     (5.10)(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                   $533
Ratio of expenses to average net assets                          2.25% (c)
Ratio of net investment income to
   average net assets                                           (2.93)%(c)
Portfolio turnover rate                                         74.49% (c)

(a) May 1, 2000 (commencement of operations) through June 30, 2000
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

ARISTON INTERNET CONVERTIBLE FUND
FINANCIAL HIGHLIGHTS
PREMIER SHARES

                                                         PERIOD ENDED
                                                         JUNE 30, 2000
                                                        (UNAUDITED) (A)
                                                         --------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                           $ 10.00
                                                         --------------
Income from investment operations:
   Net investment loss                                           (0.04)
   Net realized and unrealized gain (loss)
      on investments                                             (0.51)
                                                         --------------
Total from investment operations                                 (0.55)
                                                         --------------
Less distributions:
   Distributions from net investment income                       0.00
   Distributions from net realized gains                          0.00
                                                         --------------
Total distributions                                               0.00
                                                         --------------
Net asset value, end of period                                  $ 9.45
                                                         ==============

TOTAL RETURN                                                    (5.50)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                                    $96
Ratio of expenses to average net assets                          2.95% (c)
Ratio of net investment income to
   average net assets                                           (2.61)%(c)
Portfolio turnover rate                                         74.49% (c)

(a) May 1, 2000 (commencement of operations) through June 30, 2000
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     Ariston Convertible Securities Fund (the "Convertible Securities Fund") and Ariston Internet Convertible Fund (the "Internet Convertible Fund"), collectively the "Funds", were organized as diversified series of the AmeriPrime Funds (the "Trust") on February 24, 1999 and February 29, 2000, respectively. On April 30, 1999, the Convertible Securities Fund acquired the assets and assumed the liabilities of Lexington Convertible Securities Fund (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on January 20, 1988. The Internet Convertible Fund commenced operations on May 1, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of each Fund is total return. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review and oversight of the Board of the Trust.

     All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). When market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review and oversight of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     DIVIDENDS AND DISTRIBUTIONS - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

     SECURITIES TRANSACTIONS & INVESTMENT INCOME - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. During market conditions which cause the underlying common stocks of a convertible security to greatly increase in value, the amortization of premium can exceed interest income and the accretion of discount at levels that may cause the Funds to recognize negative income.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds retain Ariston Capital Management Corporation (the "Advisor") to manage each Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of each Fund's portfolio.

    Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, the Convertible Securities Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less the amount of its 12b-1 expenses and fees and expenses of non-interested person trustees.

    The Internet Convertible Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less the amount of its fees and expenses of non-interested person trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2000, the Advisor received fees of $232,046 from the Convertible Securities Fund. For the period May 1, 2000 (commencement of operations) through June 30, 2000, the Advisor received fees of $1,829 from the Internet Convertible Fund.

    Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Convertible Securities Fund permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Convertible Securities Fund will not be affected by the 12b-1 Plan because the Fund's Advisor does not intend to activate the Plan through May 1, 2001. The Plan for the Internet Convertible Fund, which relates only to the Premier class of shares, permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.70% of the average daily net assets of the Premier class of shares. For the period May 1, 2000 (commencement of operations) through June 30, 2000, the Premier shares of the Internet Convertible Fund paid $46 in 12b-1 fees incurred by the Fund.

                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month for the Convertible Securities Fund, and $1,666 for the Internet Convertible Fund). For the six months ended June 30, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Convertible Securities Fund. For the period May 1, 2000 (commencement of operations) through June 30, 2000, the Administrator received fees of $3,333 from the Advisor for administrative services provided to the Internet Convertible Fund.

     Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended June 30, 2000, Unified received fees of $9,492 from the Advisor for transfer agent services provided to the Convertible Securities Fund. For the period May 1, 2000 (commencement of operations) through June 30, 2000, Unified received fees of $3,281 from the Advisor for transfer agent services provided to the Internet Convertible Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the six months ended June 30, 2000, Unified received fees of $11,500 from the Advisor for fund accounting services provided to the Convertible Securities Fund. For the period May 1, 2000 (commencement of operations) through June 30, 2000, Unified received fees of $2,950 from the Advisor for fund accounting services provided to the Internet Convertible Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the six months ended June 30, 2000 for the Convertible Securities Fund. There were no payments made to the Distributor for the period May 1, 2000 (commencement of operations) through June 30, 2000 for the Internet Convertible Fund. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     CONVERTIBLE SECURITIES FUND. As of June 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $15,949,014.



                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

Transactions in shares were as follows:

                                   SIX MONTHS ENDED                          YEAR ENDED
                                    JUNE 30, 2000                         DECEMBER 31, 1999
                                     (UNAUDITED)

                             SHARES            DOLLARS               SHARES             DOLLARS

Shares sold                  531,668        $14,131,053              192,879          $3,785,062
Shares issued in
reinvestment of
distributions                      7                172              102,086           2,474,563
Shares redeemed             (205,487)        (5,254,139)            (332,616)         (5,963,596)
                            ---------       ------------          -----------         -----------

                             326,188         $8,877,086              (37,651)           $296,029
                            =========       ============          ===========         ===========


   INTERNET CONVERTIBLE FUND (ELITE SHARES). As of June 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $546,293.

Transactions in shares were as follows:

                                           FOR THE PERIOD MAY 1, 2000
                                      (COMMENCEMENT OF OPERATIONS) THROUGH
                                                JUNE 30, 2000
                                                 (UNAUDITED)

                                               SHARES          DOLLARS

                      Shares sold              56,205         $546,293
                      Shares issued in
                      reinvestment of
                      distributions                 0                0
                      Shares redeemed               0                0
                                              ---------       ---------
                                               56,205         $546,293
                                              =========       =========


                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2000 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

  INTERNET CONVERTIBLE FUND (PREMIER SHARES). As of June 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $98,566.

Transactions in shares were as follows:

                                           FOR THE PERIOD MAY 1, 2000
                                      (COMMENCEMENT OF OPERATIONS) THROUGH
                                                JUNE 30, 2000
                                                 (UNAUDITED)

                                               SHARES           DOLLARS

                      Shares sold             10,133            $98,566
                      Shares issued in
                      reinvestment of
                      distributions                0                  0
                      Shares redeemed              0                  0
                                            ----------         ----------
                                              10,133            $98,566
                                            ==========         ==========


NOTE 5.  INVESTMENTS

     CONVERTIBLE SECURITIES FUND. For the six months ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $10,544,957 and $3,127,078 respectively. As of June 30, 2000, the gross unrealized appreciation for all securities totaled $7,639,497 and the gross unrealized depreciation for all securities totaled $392,356 for a net unrealized appreciation of $7,247,141. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $16,110,623.

     INTERNET CONVERTIBLE FUND. For the period May 1, 2000 (commencement of operations) through June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $680,916 and $43,601, respectively. As of June 30, 2000, the gross unrealized appreciation for all securities totaled $34, 942 and the gross unrealized depreciation for all securities totaled $22,011 for a net unrealized appreciation of $12,931. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $611,610.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                  ARISTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                      JUNE 30, 2000 (UNAUDITED) - CONTINUED

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2000, Charles Schwab & Co., Inc. beneficially owned, in aggregate, more than 40% of the Convertible Securities Fund. As of June 30, 2000, Ariston Capital Management Corp. beneficially owned, in aggregate, more than 35% of the Internet Convertible Fund Elite shares. As of June 30, 2000, Investec Ernst & Co. beneficially owned, in aggregate, more than 99% of the Internet Convertible Fund Premier shares.